UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS (Tables)	12 Months Ended
Dec. 31, 2018
UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS
Schedule of unsecured debentures and term loans, net

		2018		2017
		Amortized	Principal issued	Amortized	Principal issued
As at December 31,	Maturity Date	Cost(1)	and outstanding	Cost(1)	and outstanding
2021 Debentures	July 5, 2021	$249,424	$250,000	$249,201	$250,000
2023 Debentures	November 30, 2023	398,425	400,000	398,105	400,000
2022 Term Loan(2)	December 19, 2022	251,853	252,414	—	—
2025 Term Loan	December 12, 2025	298,712	300,000	—	—
		$1,198,414	$1,202,414	$647,306	$650,000
(1)	The amounts outstanding are net of deferred financing costs. The deferred financing costs are amortized using the effective interest method and recorded in interest expense.
(2)	The term loan maturing on December 19, 2022 is denominated in US dollars and was originally drawn in the amount of US$185.0 million.

Schedule of cross currency interest rate swaps

As at December 31,	2018	2017
Financial liabilities at fair value

2021 Cross Currency Interest Rate Swap	$26,877	$19,429
2023 Cross Currency Interest Rate Swap	56,922	42,037
2022 Cross Currency Interest Rate Swap	3,826	—
2025 Cross Currency Interest Rate Swap	17,132	—
	$104,757	$61,466